Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Supplemental Cash Flow Information
20.	Supplemental Cash Flow Information

Deconsolidation of LINE BIZ Plus Ltd.

On April 25, 2016, an issuance of new shares to BSS Holdings group, a provider of smart cards for mass transit systems and offline e-payment at retail stores in Thailand, resulted in a decrease of the Group’s ownership of LINE BIZ Plus Ltd. (subsequently renamed to RABBIT LINE PAY COMPANY LIMITED) from 100.0% to 50.0%. LINE BIZ Plus Ltd. was accounted for as a joint venture under the equity method because the Group had joint control of the entity under the shareholders agreement. The assets, liabilities and other items of LINE BIZ Plus Ltd. transferred in connection with the deconsolidation were as follows:

(In millions of yen)
Cash and cash equivalents(1)	482
Other current assets	19
Non-current assets	28
Current liabilities	(71)
Non-current liabilities	(4)
Goodwill	150
Non-controlling interests	0
Exchange differences on translation of foreign operations	49

Total	653

(1)	This amount is included in “Cash disposed on loss of control of subsidiary” in the Group’s Consolidated Statements of Cash Flows.

As of the transaction date, the re-measurement to fair value of the investment retained by the Group in LINE BIZ Plus Ltd. amounted to 2,384 million yen and was based on the issuance of new shares for 750 million Baht. As a result, the Group recognized a gain of 1,731 million yen, which was recognized in the Consolidated Statements of Profit or Loss as “Other operating income”.

Divestiture of Bonsai Garage Corporation

On February 29, 2016, the Company sold all of its shares of Bonsai Garage Corporation to a third party. The assets and liabilities of the Bonsai Garage Corporation, gain on divesture of the subsidiary, and cash consideration received in connection with such sales are presented below:

(In millions of yen)
Cash and cash equivalents	3
Other current assets	10
Current liabilities	(34)
Gain on divestiture of business and subsidiary	21

Total consideration received in cash	0

Net decrease in cash and cash equivalents due to the divestiture of Bonsai Garage Corporation(*)	(3)

(*)	This amount is included in “Cash disposed on loss of control of subsidiary” in the Company’s Consolidated Statements of Cash Flows.

Proceeds from/(repayments of) short-term borrowings

“Proceeds from/(repayments of) short-term borrowings, net” in the Company’s Consolidated Statements of Cash Flows consists of 22,080 million yen of proceeds and 42,833 million yen of repayments for the year ended December 31, 2016.

Transfer of Camera Application Business to Snow Corporation

On May 1, 2017, the Group transferred the camera application business, which was operated by LINE Plus Corporation, to Snow Corporation, an associate of the Group and a subsidiary of NAVER. The camera application business includes services such as B612, LINE Camera, Foodie and Looks.

The Group acquired 208,455 newly issued common shares of Snow Corporation in exchange for the camera application business. The number of common shares newly issued by Snow Corporation was determined based on the ratio of the fair value of the camera application business transferred as well as the cash and cash equivalent comparing to the enterprise value of Snow Corporation. As a result of this transaction, the Group’s ownership in Snow Corporation increased from 25.0% to 48.6%, followed by an additional capital injection to Snow Corporation by the Company and NAVER in August 2017, resulting in a decrease of the Group’s ownership from 48.6% to 45.0%. The Group continues to account for its ownership in Snow Corporation using the equity method. Also, the ownership of NAVER in Snow Corporation decreased from 75.0% to 55.0% as a result of this transaction. Refer to Note 31 Investments in Associates and Joint Ventures for further details.

The common shares of Snow Corporation received in exchange for the camera application business are measured and recorded at fair value as of the transaction date. The fair value of the common shares were measured based on the fair value of the camera application business which was estimated using the discounted cash flow method. All the variances between the assets and liabilities of the camera application business transferred to Snow Corporation and the consideration of transfer were recognized as gain on transfer as presented below.

(In millions of yen)
Current assets	603
Cash and cash equivalents	581
Other current assets	22
Non-current assets	71
Current liabilities	(133)
Non-current liabilities	(334)

Total	207

Consideration received in exchange for the transfer of camera application business(*1)	10,651

Gain on transfer(*2)	10,444

(*1)	This amount is solely for the newly issued common shares of Snow Corporation. This transaction is considered as a non-cash transaction.
(*2)	This amount is included in “Other operating income” in the Group’s Consolidated Statements of Profit or Loss.

Material non-cash transactions

(1)	Acquisition of treasury shares by issuance of common shares

In conjunction with the introduction of the Employee Stock Ownership Plan (J-ESOP), which has been resolved at board of director’s’ meeting held at June 26, 2017, the Company has issued 1,007,810 of common shares to Trust & Custody Services Bank, Ltd. (Trust E), and payment process has completed on July 18, 2017. The Company’s share held by the trust is included in “treasury shares” in the Group’s Consolidated Statement of Financial Position.

As a result, the amounts of share capital, share premium, and treasury shares in the fiscal year 2017 were increased by 2,000 million yen, 2,000 million yen and 4,000 million yen, respectively.

(2)	Acquisition of interest in subsidiaries by debt equity swap

On June 19, 2017, the Group provided loan to NextFloor Corporation. (“NextFloor”) for the amount of 1,976 million yen. Subsequently, on July 24, 2017, the all of the loan was converted into common share of NextFloor through the process of acquiring 51.0% interests of NextFloor. Refer to Note 29. Business Combinations for further details.

Movements on liabilities from financing activities

	(In millions of yen)
	Borrowings which are due less than one year	Borrowings which are due after one year	Total
Net liabilities as of January 1, 2017	21,925	—	21,925
Cash flows	(107)	(1)	(108)
Increase due to business combinations	405	91	496
Items such as foreign currency translation adjustments	1	3	4

Net liabilities as of December 31, 2017	22,224	93	22,317